Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2016
Registrant Name	Victory Portfolios II
Central Index Key	0001547580
Amendment Flag	false
Document Creation Date	Jul. 12, 2016
Document Effective Date	Jul. 12, 2016
Prospectus Date	Jul. 12, 2016
Victory CEMP Global High Dividend Defensive Fund | Class A
Prospectus:
Trading Symbol	LTGAX
Victory CEMP Global High Dividend Defensive Fund | Class C
Prospectus:
Trading Symbol	LTGCX